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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	June 13, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table value Total:	$17,983

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100      186 13700.000SH       SOLE                 8000.000          5700.000
AMERICREDIT CORP COM           COM              03060R101      351 12515.000SH       SOLE                 5000.000          7515.000
ANDRX GROUP COM                COM                             328 12160.000SH       SOLE                                  12160.000
CACI INTL INC CL A             COM                             312 8180.000 SH       SOLE                                   8180.000
CAPITAL ONE FINL CORP COM      COM              14040H105      676 11070.000SH       SOLE                 4300.000          6770.000
CHICOS FAS INC COM             COM                             289 7969.000 SH       SOLE                 2500.000          5469.000
CISCO SYSTEM INC               COM              17275R102     2610 187074.000SH      SOLE                15000.000        172074.000
CITIGROUP INC                  COM              173034109      344 8880.113 SH       SOLE                 1500.000          7380.113
CONCORD EFS INC                COM                             464 15410.000SH       SOLE                 3000.000         12410.000
CONSTELLATION BRANDS CL A      COM                             233 7280.000 SH       SOLE                                   7280.000
COPART INC COM                 COM                             163 10041.000SH       SOLE                 3000.000          7041.000
COUNTRYWIDE CREDIT INDUSTRIES, COM                             200 4150.000 SH       SOLE                                   4150.000
E M C CORP MASS                COM              268648102      757 100232.000SH      SOLE                10000.000         90232.000
FOREST LABS INC COM            COM                             659 9310.000 SH       SOLE                 1100.000          8210.000
GENERAL ELECTRIC CO            COM              369604103      739 25452.639SH       SOLE                                  25452.639
HARLEY DAVIDSON                COM              412822108      206 4020.000 SH       SOLE                                   4020.000
INTEL CORP                     COM              458140100     1245 68138.000SH       SOLE                 7000.000         61138.000
JDS UNIPHASE CORPORATION       COM              46612J101      165 61720.000SH       SOLE                14960.000         46760.000
KOHLS CORP                     COM              500255104      576 8223.000 SH       SOLE                                   8223.000
LUCENT TECHNOLOGIES INC        COM              549463107       39 23739.500SH       SOLE                                  23739.500
MBNA                           COM              55262L100      310 9380.000 SH       SOLE                 5000.000          4380.000
MICROSOFT CP WASH              COM              594918104      644 11770.000SH       SOLE                                  11770.000
NAUTILUS GROUP INC COM         COM              63910B102      400 13080.000SH       SOLE                 2400.000         10680.000
NETWORK APPLIANCE              COM              64120l104      566 45530.000SH       SOLE                10000.000         35530.000
NOKIA CORP SPON ADR            COM              654902204      489 33770.000SH       SOLE                 7700.000         26070.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102       16 11153.000SH       SOLE                 4000.000          7153.000
NVIDIA CORP                    COM                             218 12715.000SH       SOLE                                  12715.000
PFIZER                         COM              717081103      276 7897.095 SH       SOLE                                   7897.095
PMC SIERRA INC                 COM              69344F106      193 20771.000SH       SOLE                 3055.000         17716.000
QLOGIC CORP                    COM              747277101      660 17330.000SH       SOLE                 3700.000         13630.000
QUEST DIAGNOSTICS INC          COM              74834L100      881 10240.000SH       SOLE                 3200.000          7040.000
RELIANCE GROUP HLDGS INC       COM              759464100        0 200000.000SH      SOLE                                 200000.000
SANMINA CORP                   COM              800907107      168 26650.000SH       SOLE                 4000.000         22650.000
SCHWAB CHARLS CP NEW           COM              808513105      166 14822.000SH       SOLE                                  14822.000
SEI INVESTMENTS                COM              784117103      523 18565.000SH       SOLE                 5000.000         13565.000
SOLECTRON                      COM              834182107      230 37467.000SH       SOLE                 5000.000         32467.000
SUN MICROSYSTEMS               COM              866810104      500 99839.000SH       SOLE                15000.000         84839.000
TEXAS INSTRUMENTS  INC         COM              882508104      586 24725.000SH       SOLE                 6500.000         18225.000
VITESSE SEMICONDUCTOR CP       COM              928497106      109 35068.000SH       SOLE                 6300.000         28768.000
WALGREEN COMPANY               COM              931422109      280 7242.999 SH       SOLE                 2000.000          5242.999
XILINX, INC                    COM              983919101      221 9850.000 SH       SOLE                 9500.000           350.000
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